Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	£ 311.7	£ 229.0
Charged to the income statement	47.1	86.0
Acquisitions	0.7	8.8
Utilised	(13.4)	(25.8)
Released to the income statement	(17.2)	(10.3)
Other movements	(49.2)	12.9
Transfer to disposal group classified as held for sale	(24.6)
Exchange adjustments	(7.3)	11.1
Ending balance	247.8	311.7
Property [Member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	118.7	52.6
Charged to the income statement	39.5	72.1
Acquisitions		0.5
Utilised	(1.2)	(5.7)
Released to the income statement	(10.3)	(5.7)
Other movements	(58.4)	2.0
Transfer to disposal group classified as held for sale	(6.2)
Exchange adjustments	(0.6)	2.9
Ending balance	81.5	118.7
Other [member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	193.0	176.4
Charged to the income statement	7.6	13.9
Acquisitions	0.7	8.3
Utilised	(12.2)	(20.1)
Released to the income statement	(6.9)	(4.6)
Other movements	9.2	10.9
Transfer to disposal group classified as held for sale	(18.4)
Exchange adjustments	(6.7)	8.2
Ending balance	£ 166.3	£ 193.0